REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Regulatory Capital [Abstract]
Tier 1 capital to risk-weighted Assets, Actual Amount	$ 77,752	$ 77,209
Tier 1 capital to risk-weighted Assets, Actual Ratio	24.50%	24.70%
Tier 1 capital to risk-weighted Assets for capital adequacy purposes, Amount	12,679	12,495
Tier 1 capital to risk-weighted Assets for capital adequacy purposes, Ratio	4.00%	4.00%
Tier 1 capital to risk-weighted Assets, To be "well-capitalized" under prompt corrective action provisions, Amount	19,019	18,743
Tier 1 capital to risk-weighted Assets, To be "well-capitalized" under prompt corrective action provisions, Ratio	6.00%	6.00%
Tangible capital, Actual Amount	77,752	77,209
Tangible capital, Actual Ratio	13.90%	13.50%
Tangible capital for capital adequacy purposes, Amount	8,567	8,766
Tangible capital for capital adequacy purposes, Ratio	1.50%	1.50%
Tangible capital, To be "well-capitalized" under prompt corrective action provisions, Amount
Tangible capital, To be "well-capitalized" under prompt corrective action provisions, Ratio
Core capital, Actual Amount	77,752	77,209
Core capital, Actual Ratio	13.90%	13.50%
Core capital for capital adequacy purposes, Amount	22,845	23,377
Core capital for capital adequacy purposes, Ratio	4.00%	4.00%
Core capital, To be "well-capitalized" under prompt corrective action provisions, Amount	28,556	29,221
Core capital, To be "well-capitalized" under prompt corrective action provisions, Ratio	5.00%	5.00%
Risk-based capital, Actual Amount	79,988	78,899
Risk-based capital, Actual Ratio	25.20%	25.30%
Risk-based capital for capital adequacy purposes, Amount	25,358	24,991
Risk-based capital for capital adequacy purposes, Ratio	8.00%	8.00%
Risk-based capital, To be "well-capitalized" under prompt corrective action provisions, Amount	$ 31,698	$ 31,239
Risk-based capital, To be "well-capitalized" under prompt corrective action provisions, Ratio	10.00%	10.00%